Remeasurement items affecting operating profit - Remeasurement Items (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)
Remeasurement items
Impairment loss	R 37,298		R 77	R 34,200
Reversal of impairment loss	(3,649)		(1,520)	(5,468)
(Profit)/loss on disposals	(650)		(8,460)	(5,520)
Write-off of unsuccessful exploration wells	899			6
Remeasurement items per income statement	33,898		(9,903)	23,218
Tax impact	(8,951)		702	(7,771)
Tax impact of impairment of assets	(9,831)		(2)	(9,513)
Tax impact of reversal of impairment of assets	854		421	1,228
Tax impact of profit/loss on disposals, scrapping and sale and leaseback transactions	26		283	516
Tax impact of write-off of unsuccessful exploration wells				(2)
Non-controlling interest effect	8		(20)	1
Effect of remeasurement items for equity accounted investments	23			23
Total remeasurement items for the Group, net of tax	24,978		(9,221)	15,471
PSA Inhasorro Deep Prospect | Gas
Remeasurement items
Write-off of unsuccessful exploration wells	307	$ 17.2
PT5-C Dorado-1 | Gas
Remeasurement items
Write-off of unsuccessful exploration wells	423	23.8
A5-A Raia-1 | Gas
Remeasurement items
Write-off of unsuccessful exploration wells	169	$ 9.5
Property, plant and equipment
Remeasurement items
Impairment loss	36,496		70	33,973
Reversal of impairment loss	(3,649)		(1,505)	(5,440)
Property plant and equipment disposed by sale
Remeasurement items
(Profit)/loss on disposals	(500)		(67)	(96)
Property plant and equipment scrapped
Remeasurement items
(Profit)/loss on disposals	363		3,366	269
Right of use assets
Remeasurement items
Impairment loss	546		6	35
Reversal of impairment loss			(15)	(2)
Other intangible assets
Remeasurement items
Impairment loss	256		1	80
Reversal of impairment loss				(26)
(Profit)/loss on disposals	3		2	(130)
Equity accounted investments
Remeasurement items
Impairment loss				112
Other assets
Remeasurement items
(Profit)/loss on disposals				52
Businesses disposed of
Remeasurement items
(Profit)/loss on disposals	R (516)		(11,850)	R (5,615)
Sale and leaseback transactions
Remeasurement items
(Profit)/loss on disposals			R 89